Non-current assets held for sale	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale.
Non-current assets held for sale

14.  Non-current assets held for sale

a)   Breakdown

As of December 31, 2016 and 2017, non-current assets held for sale consist of foreclosed assets that amounted to 1,107 million pesos and 1,295 million pesos, respectively.

The total amount of foreclosed assets classified as non-current assets held for sale are intended for sale up to one year through the completion of auctions.

In 2015, 2016 and 2017, the Bank recognized a gain of 91 million pesos, a gain of 71 million pesos and a gain of 69 million pesos, respectively, under Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net) in the consolidated income statement.

For the years ended December 31, 2015, 2016 and 2017, there were no impairment losses recognized by the Bank.

b)   Changes

The changes in foreclosed assets in the consolidated balance sheet were as follows:

Foreclosed Assets

Cost:
Balances at January 1, 2016	1,101
Additions	711
Disposals	(705)
Impairment losses	—
Balances at December 31, 2016	1,107
Additions	389
Disposals	(201)
Impairment losses	—
Balances at December 31, 2017	1,295